5 MARKETABLE SECURITES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Marketable Securities [Abstract]
Marketable securities
	2013	2012
Historical cost	$151,036	$190,000
Unrealized gains included in accumulated other comprehensive income (loss)	189,987	(38,000)
Net carrying value	$341,023	$152,000

	2012	2011
Beginning fair value	$38,000	$190,000
Unrealized gains (losses) included in accumulated other comprehensive income (loss)	114,000	(152,000)
Net carrying value	$152,000	$38,000